RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of balances due to related parties
	March 31, 2022	March 31, 2021
Balances due to related parties	($)	($)
Bookskipper Accounting & Tax Services	–	1,050
Hunter Dickinson Services Inc.	345,289	614,352
Robert Dickinson (interest payable)	111,260	174,816
United Mineral Services Ltd.	11,029	5,021
Thomas Wilson (CFO fees)	4,725	–
Total	472,303	795,239
	Years ended March 31,
	2022	2021	2020
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from HDSI and as requested by the Company	765,000	914,000	1,272,000
Information technology – infrastructure and support services	67,000	60,000	60,000
Office rent	33,000	–	–
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	136,000	79,000	104,000
Total	1,001,000	1,053,000	1,436,000
Transactions with UMS	Years ended March 31,
	2022	2021	2020
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from UMS and as requested by the Company	–	–	813
Interest and finance charges	–	–	616
Exploration expenses and related
reimbursement, incurred by the Company
on behalf of UMS	1,151	138,009	8,442
Total	1,151	138,009	1,429